Summary of Significant Accounting Policies and Basis of Presentation - Provision for Credit Losses (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization and Liquidity
Provisions for credit losses	$ 1,900,000	$ 1,644,000	$ 549,000